Supplemental Financial Statements Information - Summary Of Property Plant And Equipment Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 65,390	$ 41,330
Less: Accumulated depreciation and amortization	(25,860)	(18,832)
Property and equipment, net	39,530	22,497
Quantum computing fridges [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	30,218	17,190
Process equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,330	16,170
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,561	4,297
IT hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,035	2,428
Furniture and other assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,246	$ 1,246